Summary of Significant Accounting Policies (Details) - Schedule of Consolidated Financial Statements			12 Months Ended
		Mar. 31, 2024	Jun. 30, 2024
Moolec Science Limited [Member]
Schedule of Consolidated Financial Statements [Line Items]
Principal activities	[1]		Investment in subsidiaries
Country of incorporation and principal place of business	[1]		United Kingdom
% Equity interest as of March 31, 2024	[1]	100.00%
LightJump Acquisition Corporation [Member]
Schedule of Consolidated Financial Statements [Line Items]
Principal activities			Investment in subsidiaries
Country of incorporation and principal place of business			USA
% Equity interest as of March 31, 2024		100.00%
ValoraSoy S.A. [Member]
Schedule of Consolidated Financial Statements [Line Items]
Principal activities			Investment in subsidiaries
Country of incorporation and principal place of business			Argentina
% Equity interest as of March 31, 2024		100.00%
AG Biomolecules LLC (DE) [Member]
Schedule of Consolidated Financial Statements [Line Items]
Principal activities			Investment in subsidiaries
Country of incorporation and principal place of business			USA
% Equity interest as of March 31, 2024		100.00%
Microo Foods Ingredients S.L. [Member]
Schedule of Consolidated Financial Statements [Line Items]
Principal activities			Investment in joint arrangements
Country of incorporation and principal place of business			Spain
% Equity interest as of March 31, 2024		50.00%

[1]	Moolec Science Limited has a branch office in Argentina, Moolec Science Limited S.E.